COMMITMENTS (Tables)	7 Months Ended
Dec. 31, 2020
Disclosure Of Commitment [Abstract]
Disclosure of detailed information about contractual obligations [Table Text Block]
	Less than	1 to	Over
	1 year	3 years	4 years	Total
Trade and other payables	$1,522,304	$—	$—	$1,522,304
Loans payable principal and interest payments	549,797	4,644,108	—	5,193,905
Payments related to acquisition of royalties and streams	250,000	—	—	250,000
Tot al commitments	$2,322,101	$4,644,108	$—	$6,966,209